UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.0%
Information Technology - 33.1%
Communications Equipment - 9.3%
Cisco Systems, Inc. (a)	2,872,800	$73,658,592
Nokia OYJ (Sponsored)-Class A (ADR)	1,233,800	37,100,366
Research In Motion Ltd. (a)	701,350	85,305,200

		196,064,158

Computers & Peripherals - 10.7%
Apple, Inc. (a)	774,450	134,715,577
Hewlett-Packard Co.	1,941,100	89,969,985

		224,685,562

Internet Software & Services - 7.1%
Google, Inc.-Class A (a)	259,085	148,789,925

Semiconductors & Semiconductor Equipment - 4.1%
Broadcom Corp.-Class A (a)	578,300	15,012,668
MEMC Electronic Materials, Inc. (a)	526,575	33,158,428
Nvidia Corp. (a)	1,817,200	37,343,460

		85,514,556

Software - 1.9%
Microsoft Corp.	840,800	23,979,616
VMware, Inc.-Class A (a)	247,200	16,473,408

		40,453,024

		695,507,225

Health Care - 19.7%
Biotechnology - 8.1%
Celgene Corp. (a)	848,550	52,728,897
Genentech, Inc. (a)	558,800	38,110,160
Gilead Sciences, Inc. (a)	1,535,025	79,452,894

		170,291,951

Health Care Equipment & Supplies - 5.1%
Alcon, Inc.	316,850	50,062,300
Baxter International, Inc.	266,400	16,602,048
Becton Dickinson & Co.	156,200	13,964,280
Hologic, Inc. (a)	914,200	26,685,498

		107,314,126

Health Care Providers & Services - 2.4%
Medco Health Solutions, Inc. (a)	1,046,235	51,830,482

Pharmaceuticals - 4.1%
Abbott Laboratories	755,200	39,836,800

Teva Pharmaceutical Industries Ltd.
(Sponsored) (ADR)	984,900	46,073,622

		85,910,422

		415,346,981

Energy - 10.4%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	181,700	14,695,896
Cameron International Corp. (a)	483,250	23,790,397
National Oilwell Varco, Inc. (a)	230,300	15,764,035
Schlumberger Ltd.	835,200	83,979,360
Transocean, Inc.	116,500	17,179,090

		155,408,778

Oil, Gas & Consumable Fuels - 3.0%
Apache Corp.	59,400	7,999,992
EOG Resources, Inc.	429,325	56,018,326

		64,018,318

		219,427,096

Financials - 9.9%
Capital Markets - 4.4%
The Blackstone Group LP	462,900	8,642,343
Franklin Resources, Inc.	425,693	40,504,689
The Goldman Sachs Group, Inc.	201,650	38,589,760
Merrill Lynch & Co., Inc.	84,800	4,225,584

		91,962,376

Diversified Financial Services - 4.5%
CME Group, Inc.-Class A	171,375	78,395,494
NYSE Euronext	261,400	17,278,540

		95,674,034

Thrifts & Mortgage Finance - 1.0%
Federal National Mortgage Association	754,000	21,338,200

		208,974,610

Consumer Staples - 9.3%
Beverages - 2.5%
The Coca-Cola Co.	449,700	26,473,839
PepsiCo, Inc.	369,350	25,311,555

		51,785,394

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	433,700	30,901,125
Wal-Mart Stores, Inc.	379,750	22,017,905

		52,919,030

Food Products - 2.4%
WM Wrigley Jr Co.	659,500	50,227,520

Household Products - 1.6%
Colgate-Palmolive Co.	327,300	23,140,110
Procter & Gamble Co.	160,750	10,778,288

		33,918,398

Tobacco - 0.3%
Philip Morris International, Inc. (a)	121,800	6,215,454

		195,065,796

Industrials - 9.2%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	1,009,965	59,991,921

Construction & Engineering - 1.9%
Fluor Corp.	201,000	30,726,870
Foster Wheeler Ltd. (a)	134,100	8,540,829

		39,267,699

Electrical Equipment - 0.5%
Emerson Electric Co.	197,190	10,305,149

Industrial Conglomerates - 1.4%
Textron, Inc.	478,350	29,184,134

Machinery - 1.8%
Deere & Co.	461,110	38,765,518

Road & Rail - 0.7%
Union Pacific Corp.	105,400	15,303,026

		192,817,447

Materials - 4.9%
Chemicals - 4.6%
Air Products & Chemicals, Inc.	287,950	28,342,918
Monsanto Co.	598,030	68,187,381

		96,530,299

Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.-Class B	47,700	5,425,875

		101,956,174

Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.	211,600	12,607,128
Starbucks Corp. (a)	468,700	7,607,001
Yum! Brands, Inc.	219,900	8,945,532

		29,159,661

Multiline Retail - 0.6%
Kohl’s Corp. (a)	178,250	8,707,513
Target Corp.	93,225	4,953,044

		13,660,557

Textiles Apparel & Luxury Goods - 0.6%
Nike, Inc.-Class B	187,600	12,531,680

		55,351,898

Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L (ADR)	319,950	18,544,302

Total Common Stocks
(cost $1,782,977,506)		2,102,991,529

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b)
(cost $4,781,044)	4,781,044	4,781,044

Total Investments - 100.2%
(cost $1,787,758,550)		2,107,772,573
Other assets less liabilities - (0.2)%		(4,389,193)

Net Assets - 100.0%		$2,103,383,380

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large-Cap Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 23, 2008

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